Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

June 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Master Portfolio Trust (filing relates solely to Liquid Reserves Portfolio, Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, U.S. Treasury Obligations Portfolio and Government Portfolio)

(File No. 811-10407)

Ladies and Gentlemen:

On behalf of Master Portfolio Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Amendment No. 62 (the “Amendment”) to the Registration Statement on Form N-1A of Master Portfolio Trust, with respect to its series Liquid Reserves Portfolio, Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, U.S. Treasury Obligations Portfolio and Government Portfolio.

The Amendment is being filed for the purpose of updating the final net asset value calculation time of U.S. Treasury Obligations Portfolio and for making certain other non-material changes, including providing certain calendar year information, updating certain information regarding trustees, updating information regarding control persons and principal holders of securities, and incorporating recent financial statements.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz